Subsequent events (Details) £ in Millions, $ in Millions			2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 11, 2024 USD ($)	Jan. 11, 2024 GBP (£)	Mar. 01, 2024 shares	Dec. 31, 2023	Dec. 31, 2023 shares
Subsequent Event [Line Items]
Exercised (in shares)					12,276,176
UBIO Limited | Commercial Agreement | Related Party
Subsequent Event [Line Items]
Termination notice period (in days)				90 days
Subsequent Event | UBIO Limited | Commercial Agreement | Related Party
Subsequent Event [Line Items]
Term of agreement (in months)	12 months	12 months
Term of agreement, subsequent periods (in months)	12 months	12 months
Termination notice period (in days)	90 days	90 days
Minimum commitment	$ 1.3	£ 1.1
Subsequent Event | Class A common stock
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement (in shares)			689,355